As filed with the Securities and Exchange Commission on February 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Midanek/Pak Ultrashort Duration Fund
Schedule of Investments at December 31, 2006 (Unaudited)
	PAR	VALUE

U.S. Government & Agency Securities - 0.2%

CMO - U.S. Government Agency Mortgage-Backed Securities - 0.2%
FHLMC Pool
6.50%, 02/15/09, Series 1703, Class GB	$9,739	$9,720

Total U.S. Government & Agency Securities (Cost $9,759)		9,720

Asset-Backed Securities - 0.1%

Automotive - 0.1%
Onyx
Series 2004-B, Class A3
3.09%, 09/15/08	9,176	9,168

Total Asset-Backed Securities (Cost $9,124)		9,168

	SHARES

Money Market Funds - 99.7%
SEI Daily Income Trust Government Fund - Class B	6,479,756	6,479,756

Total Money Market Funds (Cost $6,479,756)		6,479,756

Total Investments - 100.0%
(Cost $6,498,639)		6,498,644
Other Assets less Liabilities - 0.0%		2,590
Net Assets - 100.0%		$6,501,234

CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

Cost of investments	$6,498,639

Gross unrealized appreciation	$44
Gross unrealized depreciation	(39)
Net unrealized appreciation	$5

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date         2/12/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
 Eric M. Banhazl, President

Date         2/12/07

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, Treasurer

Date         2/20/07

* Print the name and title of each signing officer under his or her signature.